UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-583-0540
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland Julyl 28, 2003

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	52

Form 13F Information Table Value Total:	$88,787

List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Motorola 7% units                               620076208      375    11500 SH       SOLE                    11500
Williams Co Inc PACS                            969457886      709    57400 SH       SOLE                    57400
AT&T Wireless Ser Inc          COM              00209A106      691    84147 SH       SOLE                    84147
Agere Sys Inc CL B             COM              00845V209       31    13499 SH       SOLE                    13499
Allied Capital Corp            COM              01903Q108     1811    78400 SH       SOLE                    78400
American Express Comp          COM              025816109     3037    72650 SH       SOLE                    72650
Barr Laboratories Inc.         COM              068306109     6620   101076 SH       SOLE                   101076
Baxter International           COM              071813109     1300    50000 SH       SOLE                    50000
Best Buy Company Inc           COM              086516101     1318    30000 SH       SOLE                    30000
Boeing Company                 COM              097023105     1009    29400 SH       SOLE                    29400
Bristol-Myers Squibb           COM              110122108     1783    65668 SH       SOLE                    65668
CIT Group Inc DEL              COM              125581108     1570    63700 SH       SOLE                    63700
Cendant                        COM              151313103     2149   117300 SH       SOLE                   117300
Ciber                          COM              17163B102     1408   200500 SH       SOLE                   200500
Citigroup Inc                  COM              172967101     3208    74962 SH       SOLE                    74962
Comcast cl A                   COM              20030N101      533    17657 SH       SOLE                    17657
Computer Sciences              COM              205363104     1925    50500 SH       SOLE                    50500
Costco Whsl Corp New           COM              22160K105     2613    71400 SH       SOLE                    71400
Dow Chemical                   COM              260543103     1594    51500 SH       SOLE                    51500
Exxon Mobil Corporati          COM              30231G102     2500    69623 SH       SOLE                    69623
Federal Home Ln Mtg            COM              313400301     2391    47100 SH       SOLE                    47100
Gap Inc.                       COM              364760108     2101   112000 SH       SOLE                   112000
General Electric Co            COM              369604103     2424    84530 SH       SOLE                    84530
General Motors Corp.           COM              370442105     2021    56148 SH       SOLE                    56148
Graftech Internatioal Ltd      COM              384313102      417    76500 SH       SOLE                    76500
Hartford Fincl Services        COM              416515104     2085    41400 SH       SOLE                    41400
Hewlett-Packard Compa          COM              428236103      706    33141 SH       SOLE                    33141
Home Depot Inc.                COM              437076102     2156    65100 SH       SOLE                    65100
Honeywell International, Inc.  COM              438516106     2502    93187 SH       SOLE                    93187
IBM Corp                       COM              459200101     3823    46344 SH       SOLE                    46344
Intel Corporation              COM              458140100     1654    79471 SH       SOLE                    79471
J.P. Morgan & Comp.            COM              46625H100     2686    78573 SH       SOLE                    78573
Lucent Technologies            COM              549463107     1106   544852 SH       SOLE                   544852
Masco Corporation              COM              574599106     2924   122600 SH       SOLE                   122600
Merck & Co.                    COM              589331107      488     8055 SH       SOLE                     8055
Micron Technology In           COM              595112103     1353   116300 SH       SOLE                   116300
Motorola Inc.                  COM              620076109      886    93962 SH       SOLE                    93962
Pfizer Inc.                    COM              717081103     2119    62047 SH       SOLE                    62047
SPX Corporation                COM              784635104      793    18000 SH       SOLE                    18000
Storage Computer Corp          COM              86211A101      672   895800 SH       SOLE                   895800
TXU Corporation                COM              873168108     1796    80000 SH       SOLE                    80000
Target Corporation             COM              87612E106     1920    50732 SH       SOLE                    50732
Texas Instruments              COM              882508104     1709    97100 SH       SOLE                    97100
Tyco Intl Ltd                  COM              902124106     3058   161132 SH       SOLE                   161132
Unocal Corp                    COM              915289102     1455    50700 SH       SOLE                    50700
Verizon Communication          COM              92343V104     2621    66446 SH       SOLE                    66446
Wells Fargo & Co               COM              949746101      246     4882 SH       SOLE                     4882
Williams Companies I           COM              969457100     1625   205708 SH       SOLE                   205708
Xerox Corporation              COM              984121103     1494   141100 SH       SOLE                   141100
American Fds Europacific Growt                  298706102      717 29305.760SH       SOLE                29305.760
Merrill Lynch Focus Twenty Fd                   59021P204       18 12828.000SH       SOLE                12828.000
Putnam International Capital O                  746802859      636 42212.954SH       SOLE                42212.954